Eaton Vance
Floating-Rate & High Income Fund
July 31, 2022 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2022, the Fund owned 15.6% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 27.2% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2022 is set forth below.

Eaton Vance
Floating-Rate & High Income Fund
July 31, 2022
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios
Description	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio	$1,434,115,044	83.8%
(identified cost, $1,576,365,836)
High Income Opportunities Portfolio	283,947,712	16.6
(identified cost, $315,188,972)
Total Investments in Affiliated Portfolios (identified cost $1,891,554,808)	$1,718,062,756	100.4%
Total Investments (identified cost, $1,891,554,808)	$1,718,062,756	100.4%
Other Assets, Less Liabilities	$ (6,155,370)	(0.4)%
Net Assets	$1,711,907,386	100.0%
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2022 and October 31, 2021, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for High Income Opportunities Portfolio at July 31, 2022 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.1%
Security	Principal Amount (000's omitted)	Value
AGL CLO 17, Ltd., Series 2022-17A, Class E, 8.824%, (3 mo. SOFR + 6.35%), 1/21/35(1)(2)	$1,000	$ 899,776
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 5.81%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	2,500	2,315,112
Series 2018-1A, Class E, 8.71%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,505,213
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 9.422%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,346,655
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 7.581%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,075,517
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 9.028%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,709,592
Ares XLIX CLO, Ltd.:
Series 2018-49A, Class D, 5.759%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,273,172
Series 2018-49A, Class E, 8.459%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,056,560
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 4.311%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,471,465
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 8.212%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,448,656
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 5.31%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,222,445
Series 2018-1A, Class C, 5.112%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,082,793
Bain Capital Credit CLO, Ltd.:
Series 2018-1A, Class D, 5.483%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,347,785
Series 2018-1A, Class E, 8.133%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,000	2,551,116
Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 9.66%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,590,722
Battalion CLO XXIII, Ltd., Series 2022-23A, Class D, 6.083%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,356,674
Benefit Street Partners CLO V-B, Ltd.:
Series 2018-5BA, Class C, 5.64%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,521,860
Series 2018-5BA, Class D, 8.66%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,021,137
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 8.31%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,541,388
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 5.31%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	$1,500	$ 1,307,273
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 9.44%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	1,997,300
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 8.862%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,533,641
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 9.407%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	929,927
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 9.362%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,729,568
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 5.682%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,300,385
Series 2018-1A, Class D, 8.432%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,450	3,682,816
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 9.55%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	899,071
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 9.84%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,764,059
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 9.028%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,814,828
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 9.893%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,745,700
BlueMountain CLO, Ltd.:
Series 2016-3A, Class DR, 4.511%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,304,286
Series 2016-3A, Class ER, 7.361%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,264,766
Series 2018-1A, Class D, 5.832%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,170,948
Series 2018-1A, Class E, 8.732%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,659,660
Series 2021-33A, Class E, 8.308%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,267,032
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 8.212%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,048,912
Series 2016-1A, Class ER, 8.262%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,272,504
Series 2016-2A, Class ER, 8.512%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	3,741,138
Series 2017-1A, Class E, 8.762%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	3,250	2,680,938

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO, Ltd.: (continued)
Series 2018-1A, Class D, 5.412%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	$3,000	$ 2,675,919
Series 2018-1A, Class E, 8.262%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,328,549
Series 2019-2A, Class ER, 9.262%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,500	1,345,469
Carlyle CLO C17, Ltd.:
Series C17A, Class CR, 5.582%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,589,780
Series C17A, Class DR, 8.782%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,003,591
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 5.983%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,217,003
Series 2012-3A, Class DR2, 8.983%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,293,897
Series 2014-3RA, Class C, 5.719%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	868,797
Series 2014-3RA, Class D, 8.169%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,742,205
Series 2014-4RA, Class C, 5.412%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,000	1,728,784
Series 2014-4RA, Class D, 8.162%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	2,847,075
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 8.928%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,688,107
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 9.31%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	889,041
CIFC Funding, Ltd., Series 2022-4A, Class D, 5.152%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,657,346
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 5.362%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,355,505
Series 2018-55A, Class E, 7.912%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,736,214
Series 2022-112A, Class E, (3 mo. SOFR + 7.78%), 8/15/34(1)(3)	2,000	1,940,000
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 5.112%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	5,000	4,561,265
Series 2015-41A, Class ER, 7.812%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,080,451
Series 2016-42A, Class DR, 5.442%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,244,777
Series 2016-42A, Class ER, 8.062%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	3,028,945
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 7.00%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,787,885
Security	Principal Amount (000's omitted)	Value
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 9.244%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	$2,250	$ 2,140,986
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 9.157%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	2,500	2,141,883
Galaxy XXV CLO, Ltd.:
Series 2018-25A, Class D, 5.883%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,316,772
Series 2018-25A, Class E, 8.733%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,005,107
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 8.71%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,500	2,172,460
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 6.01%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,605,956
Series 2018-37A, Class E, 8.46%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	3,832,789
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 9.41%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,076,788
Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 9.593%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,203,130
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 9.722%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,821,328
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 9.11%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	912,580
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 5.859%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,794,700
Series 2018-2A, Class E, 8.509%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,466,870
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 9.34%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,450	1,320,219
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 8.883%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	1,500	1,343,247
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 9.531%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,272,861
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 4.97%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,882,824
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 5.84%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,291,707
Series 2016-22A, Class ER, 8.80%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,664,585

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 8.31%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	$1,950	$ 1,719,748
Neuberger Berman Loan Advisers CLO 30, Ltd.:
Series 2018-30A, Class DR, 5.56%, (3 mo. USD LIBOR + 2.85%), 1/20/31(1)(2)	2,500	2,326,502
Series 2018-30A, Class ER, 8.91%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	1,000	895,430
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 9.041%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	2,946,091
OCP CLO, Ltd.:
Series 2022-24A, Class D, 5.461%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	463,715
Series 2022-24A, Class E, 9.081%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	925,634
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 8.59%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,000	2,669,523
Series 2015-1A, Class DR4, 8.005%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,819,702
Series 2018-1A, Class C, 5.24%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,775,612
Series 2018-1A, Class D, 7.89%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,748,958
Series 2018-2A, Class D, 8.34%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,768,346
Series 2021-2A, Class E, 8.862%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	902,250
Series 2022-1A, Class E, 6.816%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,826,460
Series 2022-3A, Class E, (3 mo. SOFR + 7.98%), 7/20/35(1)(3)	2,250	2,236,842
RAD CLO 5, Ltd., Series 2019-5A, Class E, 9.483%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,557,546
RAD CLO 14, Ltd., Series 2021-14A, Class E, 9.012%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	950	842,696
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 5.612%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,337,215
Series 2018-2A, Class D, 8.462%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,055,240
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 5.983%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,236,378
Series 2018-3A, Class E, 8.733%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	3,627,940
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 9.283%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,175,194
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 5.61%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	3,943,836
Security	Principal Amount (000's omitted)	Value
Upland CLO, Ltd.: (continued)
Series 2016-1A, Class DR, 8.61%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	$4,625	$ 3,844,254
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 5.91%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,099,703
Series 2018-9A, Class D, 8.96%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	2,731,295
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 5.96%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,264,435
Series 2018-10A, Class D, 8.90%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	3,986,785
Voya CLO, Ltd.:
Series 2015-3A, Class CR, 5.86%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,160,045
Series 2015-3A, Class DR, 8.91%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	4,567,821
Series 2016-3A, Class CR, 5.99%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,737,152
Series 2016-3A, Class DR, 8.82%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	2,791,422
Series 2018-1A, Class C, 5.338%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,442,800
Series 2018-2A, Class E, 7.762%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	2,500	2,023,498
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 5.61%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,841,620
Series 2015-1A, Class DR, 8.21%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,191,058
Wellfleet CLO, Ltd.:
Series 2021-1A, Class D, 6.21%, (3 mo. USD LIBOR + 3.50%), 4/20/34(1)(2)	1,200	1,129,742
Series 2021-3A, Class E, 9.612%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	950	871,961
Series 2022-1A, Class D, 6.26%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	956,438
Series 2022-1A, Class E, 9.98%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,000	1,806,757
Total Asset-Backed Securities (identified cost $320,880,628)		$ 281,577,431

Common Stocks — 0.6%
Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(4)(5)(6)(7)	950	$ 4,365,031
IAP Global Services, LLC(4)(5)(6)	1,627	4,983,794
		$ 9,348,825

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Automotive — 0.0%(8)
Dayco Products, LLC(5)(6)(7)	88,506	$ 447,840
		$ 447,840
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Class A(6)(7)	250,979	$ 3,858,802
		$ 3,858,802
Electronics/Electrical — 0.0%(8)
Skillsoft Corp.(6)(7)	893,525	$ 3,431,136
		$ 3,431,136
Health Care — 0.1%
Akorn Holding Company, LLC, Class A(6)(7)	705,631	$ 4,233,786
		$ 4,233,786
Nonferrous Metals/Minerals — 0.0%(8)
ACNR Holdings, Inc., Class A(6)(7)	36,829	$ 2,845,040
		$ 2,845,040
Oil and Gas — 0.1%
AFG Holdings, Inc.(5)(6)(7)	498,342	$ 2,247,523
McDermott International, Ltd.(6)(7)	1,013,850	528,926
QuarterNorth Energy, Inc.(7)	77,069	8,366,803
QuarterNorth Energy, Inc.(7)	9,684	1,051,319
		$ 12,194,571
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(6)(7)	1,204,044	$ 1,866,268
Cumulus Media, Inc., Class A(6)(7)	644,574	5,117,918
iHeartMedia, Inc., Class A(6)(7)	512,034	3,830,014
		$ 10,814,200
Retailers (Except Food and Drug) — 0.0%(8)
David’s Bridal, LLC(5)(6)(7)	272,023	$ 0
Phillips Pet Holding Corp.(5)(6)(7)	2,590	920,114
		$ 920,114
Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(5)(6)(7)	364,650	$ 3,898,109
		$ 3,898,109
Security	Shares	Value
Utilities — 0.0%(8)
Longview Intermediate Holdings, LLC, Class A(6)(7)	149,459	$ 2,241,885
		$ 2,241,885
Total Common Stocks (identified cost $84,351,362)		$ 54,234,308

Convertible Preferred Stocks — 0.0%(8)
Security	Shares	Value
Containers and Glass Products — 0.0%(8)
LG Newco Holdco, Inc., Series A, 13.00%(6)(7)	38,060	$ 4,776,480
Total Convertible Preferred Stocks (identified cost $1,998,129)		$ 4,776,480

Corporate Bonds — 6.5%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,000	$ 2,991,570
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	1,509,773
8.00%, 12/15/25(1)	1,500	1,556,212
		$ 6,057,555
Air Transport — 0.6%
Air Canada, 3.875%, 8/15/26(1)	6,850	$ 6,318,919
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	17,175	16,915,142
5.75%, 4/20/29(1)	12,875	12,345,129
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	4,650	4,862,014
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	6,425	6,280,300
United Airlines, Inc.:
4.375%, 4/15/26(1)	4,625	4,446,753
4.625%, 4/15/29(1)	4,625	4,267,002
		$ 55,435,259
Automotive — 0.2%
Clarios Global, L.P., 6.75%, 5/15/25(1)	1,890	$ 1,900,820
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	3,893	3,921,244
Tenneco, Inc.:
5.125%, 4/15/29(1)	9,050	8,915,427

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Tenneco, Inc.: (continued)
7.875%, 1/15/29(1)		450	$ 447,035
			$ 15,184,526
Building and Development — 0.0%(8)
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)		3,150	$ 3,122,311
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		900	860,450
			$ 3,982,761
Business Equipment and Services — 0.7%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,075	$ 2,012,989
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(1)		42,450	37,517,391
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)		7,900	7,899,368
5.75%, 4/15/26(1)		15,225	15,496,994
			$ 62,926,742
Chemicals — 0.1%
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	1,250	$ 1,210,809
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,050	2,704,359
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		9,350	7,930,082
			$ 11,845,250
Commercial Services — 0.1%
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		8,225	$ 8,213,978
			$ 8,213,978
Communications Equipment — 0.1%
CommScope, Inc., 4.75%, 9/1/29(1)		6,650	$ 5,798,035
			$ 5,798,035
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)		2,300	$ 2,325,726
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)		5,150	4,544,411
4.375%, 10/15/28(1)		9,125	8,087,259
			$ 14,957,396
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services — 0.1%
AG Issuer, LLC, 6.25%, 3/1/28(1)	8,075	$ 7,229,061
		$ 7,229,061
Diversified Telecommunication Services — 0.7%
Altice France S.A.:
5.125%, 1/15/29(1)	1,300	$ 1,102,926
5.125%, 7/15/29(1)	57,625	49,400,184
5.50%, 10/15/29(1)	6,455	5,559,369
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,866,770
Zayo Group Holdings, Inc. , 4.00%, 3/1/27(1)	4,000	3,511,080
		$ 65,440,329
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	9,150	$ 8,830,482
		$ 8,830,482
Ecological Services and Equipment — 0.0%(8)
GFL Environmental, Inc., 4.25%, 6/1/25(1)	5,300	$ 5,199,724
		$ 5,199,724
Electronics/Electrical — 0.3%
GoTo Group, Inc., 5.50%, 9/1/27(1)	10,760	$ 7,880,517
Imola Merger Corp., 4.75%, 5/15/29(1)	18,175	17,034,246
		$ 24,914,763
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	8,700	$ 7,742,521
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,070	1,101,715
		$ 8,844,236
Health Care — 0.5%
Medline Borrower, L.P., 3.875%, 4/1/29(1)	22,800	$ 20,637,876
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,150	1,935,359
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	22,950	21,391,695
		$ 43,964,930
Hotels, Restaurants & Leisure — 0.7%
Carnival Corporation, 4.00%, 8/1/28(1)	34,575	$ 30,228,231
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	15,580	14,566,365

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,000	$ 20,273,110
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,125	2,207,586
		$ 67,275,292
Household Products — 0.0%(8)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,075	$ 923,940
		$ 923,940
Internet Software & Services — 0.2%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	6,900	$ 5,918,263
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	13,700	13,941,805
		$ 19,860,068
IT Services — 0.1%
Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	11,185	$ 9,260,286
		$ 9,260,286
Leisure Goods/Activities/Movies — 0.0%(8)
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,300	$ 3,035,752
		$ 3,035,752
Machinery — 0.2%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	13,400	$ 11,876,487
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,150	3,989,208
		$ 15,865,695
Media — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,753	$ 1,493,991
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,550	2,295,000
5.25%, 8/15/27(1)	2,125	1,945,905
6.375%, 5/1/26	2,896	2,821,765
8.375%, 5/1/27	5,248	4,754,826
Univision Communications, Inc.:
4.50%, 5/1/29(1)	9,125	8,263,782
7.375%, 6/30/30(1)	2,300	2,331,752
		$ 23,907,021
Security	Principal Amount* (000's omitted)	Value
Oil, Gas & Consumable Fuels — 0.1%
CITGO Petroleum Corporation:
6.375%, 6/15/26(1)	1,750	$ 1,682,371
7.00%, 6/15/25(1)	10,525	10,380,018
		$ 12,062,389
Pharmaceuticals — 0.2%
Bausch Health Companies, Inc.:
4.875%, 6/1/28(1)	8,675	$ 6,936,313
5.50%, 11/1/25(1)	8,975	8,021,003
6.125%, 2/1/27(1)	6,075	5,191,209
		$ 20,148,525
Professional Services — 0.0%(8)
CoreLogic, Inc., 4.50%, 5/1/28(1)	5,525	$ 4,275,107
		$ 4,275,107
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	6,425	$ 6,308,065
		$ 6,308,065
Software — 0.2%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,225	$ 4,147,177
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)	2,125	2,109,870
9.25%, 4/15/25(1)	2,525	2,572,142
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	10,350	8,762,945
		$ 17,592,134
Specialty Retail — 0.0%(8)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,300	$ 1,237,022
		$ 1,237,022
Technology — 0.1%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	11,400	$ 10,399,878
		$ 10,399,878
Telecommunications — 0.3%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	9,325	$ 8,202,479

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Telecommunications (continued)
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	14,250	$ 13,146,551
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	8,550	7,507,712
		$ 28,856,742
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	2,975	$ 2,788,497
SRS Distribution, Inc., 4.625%, 7/1/28(1)	4,575	4,283,687
		$ 7,072,184
Utilities — 0.0%(8)
Calpine Corp., 5.25%, 6/1/26(1)	1,109	$ 1,120,112
		$ 1,120,112
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	6,325	$ 5,922,856
		$ 5,922,856
Total Corporate Bonds (identified cost $662,559,311)		$ 603,948,095

Exchange-Traded Funds — 0.5%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	1,051,000	$ 44,688,520
Total Exchange-Traded Funds (identified cost $48,242,942)		$ 44,688,520

Preferred Stocks — 0.1%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(5)(6)(7)	13,348	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(6)(7)	17,394	$ 8,266,498
		$ 8,266,498
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(5)(6)(7)	7,852	$ 0
Security	Shares	Value
Retailers (Except Food and Drug) (continued)
David’s Bridal, LLC: (continued)
Series B, 10.00% (PIK)(5)(6)(7)	31,998	$ 0
		$ 0
Total Preferred Stocks (identified cost $2,590,558)		$ 8,266,498

Senior Floating-Rate Loans — 85.5%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.8%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,194	$ 1,091,065
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,656	4,255,152
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	3,850	3,670,927
Term Loan, 5.052%, (USD LIBOR + 3.50%), 1/18/27(10)		3,010	2,915,036
Dynasty Acquisition Co., Inc.:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 4/6/26		30,406	28,809,854
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 4/6/26		16,350	15,491,768
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(11)		5,526	5,351,736
Term Loan - Second Lien, 8.75%, (3 mo. USD LIBOR + 6.50%), 7/18/23(5)		6,790	5,313,352
Spirit Aerosystems, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 1/15/25		10,411	10,248,486
TransDigm, Inc.:
Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 8/22/24		27,823	27,338,021
Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 5/30/25		6,287	6,123,561
Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 12/9/25		33,604	32,699,046
WP CPP Holdings, LLC, Term Loan, 6.559%, (USD LIBOR + 3.75%), 4/30/25(10)		27,443	23,909,963
			$ 167,217,967
Airlines — 1.3%
AAdvantage Loyalty IP, Ltd., Term Loan, 7.46%, (3 mo. USD LIBOR + 4.75%), 4/20/28		27,625	$ 27,176,094
Air Canada, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		3,375	3,256,875

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Airlines (continued)
American Airlines, Inc., Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), 6/27/25		13,583	$ 12,486,287
Mileage Plus Holdings, LLC, Term Loan, 7.313%, (3 mo. USD LIBOR + 5.25%), 6/21/27		16,424	16,590,915
SkyMiles IP, Ltd., Term Loan, 6.46%, (3 mo. USD LIBOR + 3.75%), 10/20/27		31,975	32,394,672
United Airlines, Inc., Term Loan, 6.533%, (3 mo. USD LIBOR + 3.75%), 4/21/28		28,898	28,022,268
			$ 119,927,111
Auto Components — 2.4%
Adient US, LLC, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/10/28		13,637	$ 13,272,898
American Axle and Manufacturing, Inc., Term Loan, 4.974%, (USD LIBOR + 2.25%), 4/6/24(10)		16,937	16,488,481
Chassix, Inc., Term Loan, 7.325%, (USD LIBOR + 5.50%), 11/15/23(10)		9,361	8,050,247
Clarios Global, L.P.:
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	26,190	25,128,066
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/30/26		18,236	17,601,823
Dayco Products, LLC, Term Loan, 5.825%, (3 mo. USD LIBOR + 4.25%), 5/19/23		14,454	13,351,631
DexKo Global, Inc.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28(11)	EUR	1,012	921,648
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,291	5,727,944
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,272	2,978,688
Term Loan, 5.982%, (3 mo. USD LIBOR + 3.75%), 10/4/28		13,541	12,281,744
Garrett LX I S.a.r.l.:
Term Loan, 3.738%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	15,900	15,194,302
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), 4/30/28		5,682	5,497,395
LTI Holdings, Inc.:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 9/6/25		5,679	5,297,462
Term Loan, 7.122%, (1 mo. USD LIBOR + 4.75%), 7/24/26		7,135	6,760,620
Tenneco, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 10/1/25		33,964	33,568,083
TI Group Automotive Systems, LLC:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	8,911	8,469,803
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/16/26		5,950	5,808,382
Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components (continued)
Truck Hero, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 1/31/28	15,390	$ 13,995,089
Wheel Pros, LLC, Term Loan, 6.662%, (1 mo. USD LIBOR + 4.50%), 5/11/28	8,759	7,380,210
		$ 217,774,516
Automobiles — 0.6%
Bombardier Recreational Products, Inc., Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 5/24/27	43,722	$ 41,317,016
MajorDrive Holdings IV, LLC, Term Loan, 5.625%, (3 mo. USD LIBOR + 4.00%), 6/1/28	15,563	14,330,946
Thor Industries, Inc., Term Loan, 5.375%, (1 mo. USD LIBOR + 3.00%), 2/1/26	1,205	1,193,233
		$ 56,841,195
Beverages — 0.3%
Arterra Wines Canada, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 11/24/27	3,430	$ 3,238,317
City Brewing Company, LLC, Term Loan, 5.298%, (1 mo. USD LIBOR + 3.50%), 4/5/28	5,825	5,082,271
Triton Water Holdings, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 3/31/28	16,843	15,006,207
		$ 23,326,795
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), 3/12/26	18,411	$ 17,628,097
Alltech, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 10/13/28	7,537	7,147,704
Grifols Worldwide Operations USA, Inc., Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 11/15/27	21,440	20,555,754
		$ 45,331,555
Building Products — 1.0%
ACProducts, Inc., Term Loan, 6.97%, (USD LIBOR + 4.25%), 5/17/28(10)	18,810	$ 13,613,737
Cornerstone Building Brands, Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 3.25%), 4/12/28	19,760	16,934,681
CP Atlas Buyer, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 11/23/27	2,212	1,951,354
CPG International, Inc., Term Loan, 4.092%, (SOFR + 2.50%), 4/28/29	13,775	13,120,688
LHS Borrower, LLC, Term Loan, 7.177%, (SOFR + 4.75%), 2/16/29	27,431	23,453,719

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
MI Windows and Doors, LLC, Term Loan, 5.927%, (SOFR + 3.50%), 12/18/27		6,628	$ 6,412,653
Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28		15,548	15,308,448
			$ 90,795,280
Capital Markets — 3.4%
Advisor Group, Inc., Term Loan, 6.872%, (1 mo. USD LIBOR + 4.50%), 7/31/26		38,782	$ 37,501,683
AllSpring Buyer, LLC, Term Loan, 5.563%, (3 mo. USD LIBOR + 3.25%), 11/1/28		6,299	6,154,382
Apex Group Treasury, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 7/27/28		5,981	5,805,437
Aretec Group, Inc., Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 10/1/25		18,515	17,863,078
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 1.75%), 6/1/24		21,037	20,925,709
CeramTec AcquiCo GmbH, Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), 2/2/29	EUR	12,779	12,249,940
Citco Funding, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 2.50%), 9/28/23		14,699	14,459,985
Clipper Acquisitions Corp., Term Loan, 3.537%, (1 mo. USD LIBOR + 1.75%), 3/3/28		12,740	12,277,922
Edelman Financial Center, LLC, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 4/7/28		29,075	27,684,645
EIG Management Company, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 2/22/25		2,896	2,838,509
FinCo I, LLC, Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 6/27/25		20,792	20,645,636
Focus Financial Partners, LLC:
Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 7/3/24		13,010	12,751,895
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 6/30/28		10,004	9,792,681
Franklin Square Holdings, L.P., Term Loan, 4.625%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,280	6,091,879
Guggenheim Partners, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 7/21/23		24,252	24,019,993
HighTower Holdings, LLC, Term Loan, 6.732%, (3 mo. USD LIBOR + 4.00%), 4/21/28		9,222	8,748,196
Hudson River Trading, LLC, Term Loan, 5.441%, (SOFR + 3.00%), 3/20/28		25,899	24,720,064
LPL Holdings, Inc., Term Loan, 3.463%, (1 mo. USD LIBOR + 1.75%), 11/12/26		15,990	15,710,175
Mariner Wealth Advisors, LLC:
Term Loan, 1.625%, 8/18/28(11)		589	566,451
Term Loan, 5.65%, (SOFR + 3.25%), 8/18/28		3,527	3,390,209
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Mariner Wealth Advisors, LLC: (continued)
Term Loan, 6.07%, (SOFR + 3.25%), 8/18/28		1,189	$ 1,142,932
Term Loan, 6.07%, (SOFR + 3.25%), 8/18/28		8,313	7,990,616
Victory Capital Holdings, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.25%), 12/29/28		6,979	6,804,289
Term Loan, 4.543%, (3 mo. USD LIBOR + 2.25%), 7/1/26		13,628	13,317,504
			$ 313,453,810
Chemicals — 3.5%
Aruba Investments, Inc.:
Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	3,407	$ 3,220,846
Term Loan, 6.259%, (1 mo. USD LIBOR + 4.00%), 11/24/27		5,061	4,732,156
Atotech B.V.:
Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 3/18/28	EUR	2,675	2,610,954
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 3/18/28		20,360	20,219,577
Caldic B.V., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/3/29	EUR	6,000	5,728,591
Charter NEX US, Inc., Term Loan, 6.556%, (3 mo. USD LIBOR + 3.75%), 12/1/27		4,065	3,915,387
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	2,797	2,744,455
Colouroz Investment 1 GmbH:
Term Loan, 9/21/23(12)	EUR	40	33,707
Term Loan, 5.75%, (3 mo. EURIBOR + 5.00%, Floor 0.75%), 5.00% cash, 0.75% PIK, 9/21/23	EUR	3,048	2,593,521
CPC Acquisition Corp., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 12/29/27		16,713	14,592,920
Flint Group GmbH:
Term Loan, 9/21/23(12)	EUR	402	341,866
Term Loan, 9/21/23(12)	EUR	46	39,490
Term Loan, 9/21/23(12)	EUR	106	89,919
Term Loan, 9/21/23(12)	EUR	209	178,194
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		1,388	1,161,111
Flint Group US, LLC, Term Loan, 7.759%, (3 mo. USD LIBOR + 4.25%), 7.009% cash, 0.75% PIK, 9/21/23		8,399	7,023,782
Gemini HDPE, LLC, Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), 12/31/27		4,964	4,856,872

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
GEON Performance Solutions, LLC, Term Loan, 6.872%, (1 mo. USD LIBOR + 4.50%), 8/18/28		5,732	$ 5,574,776
Groupe Solmax, Inc., Term Loan, 7.00%, (3 mo. USD LIBOR + 4.75%), 5/29/28		15,542	13,366,362
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	1,975	1,917,621
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 8/28/26		5,053	4,892,524
INEOS Finance PLC:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	6,242	6,294,291
Term Loan, 3.25%, (3 mo. EURIBOR + 2.75%, Floor 0.50%), 11/8/28	EUR	8,900	8,444,342
INEOS Quattro Holdings UK Ltd., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	24,900	24,017,529
INEOS Styrolution US Holding, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 1/29/26		15,922	15,165,847
INEOS US Finance, LLC, Term Loan, 5.093%, (2 mo. USD LIBOR + 2.50%), 11/8/28		6,230	5,994,431
Kraton Corporation, Term Loan, 5.109%, (SOFR + 3.25%), 3/15/29		5,686	5,600,464
Kraton Polymers Holdings B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,250	4,039,651
Lonza Group AG:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	7,125	6,674,048
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	8,475	7,938,605
Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 7/3/28		21,965	19,219,044
LSF11 Skyscraper Holdco S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	11,350	11,393,640
Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 9/29/27		4,790	4,717,832
Messer Industries GmbH:
Term Loan, 2.50%, (2 mo. EURIBOR + 2.50%), 3/2/26	EUR	2,125	2,095,612
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), 3/2/26		9,843	9,578,758
Olympus Water US Holding Corporation:
Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 11/9/28		5,000	4,747,926
Term Loan, 6.654%, (SOFR + 4.50%), 11/9/28		5,411	5,262,623
Orion Engineered Carbons GmbH:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,220,338
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.25%), 9/24/28		4,491	4,349,783
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
PQ Corporation, Term Loan, 5.306%, (3 mo. USD LIBOR + 2.50%), 6/9/28		8,779	$ 8,537,456
Rohm Holding GmbH:
Term Loan, 4.881%, (6 mo. EURIBOR + 4.25%), 7/31/26	EUR	2,150	1,873,289
Term Loan, 8.121%, (6 mo. USD LIBOR + 4.75%), 7/31/26		16,045	13,798,411
Spectrum Holdings III Corp., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 1/31/25		5,545	5,147,539
Starfruit Finco B.V., Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 10/1/25		7,663	7,444,543
Trinseo Materials Operating S.C.A.:
Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 9/6/24		6,732	6,374,762
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 5/3/28		7,697	7,277,912
Tronox Finance, LLC:
Term Loan, 4.521%, (USD LIBOR + 2.25%), 3/10/28(10)		11,570	11,136,014
Term Loan, 5.304%, (SOFR + 3.25%), 4/4/29		3,666	3,615,408
W.R. Grace & Co.-Conn., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/22/28		9,502	9,201,342
			$ 320,996,071
Clothing/Textiles — 0.0%(8)
Samsonite International S.A., Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 4/25/25		2,717	$ 2,598,957
			$ 2,598,957
Commercial Services & Supplies — 2.1%
Allied Universal Holdco, LLC, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/12/28	EUR	8,530	$ 7,933,311
Asplundh Tree Expert, LLC, Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 9/7/27		8,302	8,125,705
Belfor Holdings, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 4/6/26		2,621	2,566,052
Clean Harbors, Inc., Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 10/8/28		4,161	4,144,821
Covanta Holding Corporation:
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 11/30/28		1,825	1,787,915
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 11/30/28		138	134,844
EnergySolutions, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/9/25		17,239	15,946,202
Garda World Security Corporation:
Term Loan, 6.43%, (SOFR + 4.25%), 2/1/29		6,375	6,056,250
Term Loan, 6.47%, (1 mo. USD LIBOR + 4.25%), 10/30/26		11,995	11,395,376

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc., Term Loan, 5.806%, (3 mo. USD LIBOR + 3.00%), 5/30/25		7,593	$ 7,545,071
Harsco Corporation, Term Loan, 4.625%, (1 mo. USD LIBOR + 2.25%), 3/10/28		3,416	3,153,644
IRI Holdings, Inc.:
Term Loan, 8.75%, (USD Prime + 3.25%), 12/1/25		22,050	21,939,614
Term Loan, 9.50%, (USD Prime + 4.00%), 12/1/25		6,190	6,188,791
LABL, Inc., Term Loan, 7.372%, (1 mo. USD LIBOR + 5.00%), 10/29/28		8,681	8,290,713
Monitronics International, Inc., Term Loan, 10.306%, (3 mo. USD LIBOR + 7.50%), 3/29/24		16,886	11,144,509
PECF USS Intermediate Holding III Corporation, Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 12/15/28		9,941	9,126,088
Phoenix Services International, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/1/25		8,551	5,871,852
Prime Security Services Borrower, LLC, Term Loan, 4.463%, (1 mo. USD LIBOR + 2.75%), 9/23/26		18,541	18,058,971
SITEL Group, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	6,425	6,271,169
SITEL Worldwide Corporation, Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 8/28/28		25,403	24,823,626
Tempo Acquisition, LLC, Term Loan, 5.327%, (SOFR + 3.00%), 8/31/28		2,494	2,454,251
TMS International Corp., Term Loan, 5.414%, (USD LIBOR + 2.75%), 8/14/24(10)		1,773	1,702,080
TruGreen Limited Partnership, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 11/2/27		4,039	3,889,580
Werner FinCo, L.P., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 7/24/24		4,631	4,387,928
			$ 192,938,363
Communications Equipment — 0.3%
CommScope, Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,556	$ 18,263,298
Digi International, Inc., Term Loan, 7.806%, (3 mo. USD LIBOR + 5.00%), 11/1/28		5,260	5,175,410
Tiger Acquisition, LLC, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 6/1/28		6,905	6,439,146
			$ 29,877,854
Construction Materials — 0.4%
Oscar AcquisitionCo, LLC, Term Loan, 6.108%, (SOFR + 4.50%), 4/29/29		13,300	$ 12,196,100
Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials (continued)
Quikrete Holdings, Inc.:
Term Loan, 4.997%, (1 mo. USD LIBOR + 2.625%), 2/1/27		4,281	$ 4,056,274
Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 6/11/28		22,169	21,144,101
			$ 37,396,475
Containers & Packaging — 1.2%
Berlin Packaging, LLC, Term Loan, 5.501%, (USD LIBOR + 3.75%), 3/11/28(10)		9,800	$ 9,373,892
Berry Global, Inc., Term Loan, 4.178%, (3 mo. USD LIBOR + 1.75%), 7/1/26		4,943	4,869,869
BWAY Holding Company, Term Loan, 5.037%, (1 mo. USD LIBOR + 3.25%), 4/3/24		11,025	10,596,527
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.602%, (SOFR + 4.175%), 4/13/29		8,825	8,491,944
Kouti B.V., Term Loan, 3.175%, (3 mo. EURIBOR + 3.175%), 8/31/28	EUR	29,250	27,129,671
Pregis TopCo Corporation:
Term Loan, 6.805%, (USD LIBOR + 4.00%), 7/31/26(10)		1,990	1,912,691
Term Loan, 6.805%, (USD LIBOR + 4.00%), 7/31/26(10)		1,365	1,310,100
Pretium PKG Holdings, Inc.:
Term Loan, 6.163%, (USD LIBOR + 4.00%), 10/2/28(10)		7,139	6,712,562
Term Loan - Second Lien, 8.787%, (USD LIBOR + 6.75%), 10/1/29(10)		6,675	5,818,377
Pro Mach Group, Inc.:
Term Loan, 4.00%, 8/31/28(11)		135	131,442
Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 8/31/28		2,699	2,623,498
Proampac PG Borrower, LLC, Term Loan, 5.243%, (USD LIBOR + 3.75%), 11/3/25(10)		22,863	21,862,950
Trident TPI Holdings, Inc.:
Term Loan, 5.41%, (3 mo. USD LIBOR + 4.00%), 9/15/28(11)		714	680,361
Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 9/15/28		5,019	4,780,354
			$ 106,294,238
Distributors — 0.5%
Autokiniton US Holdings, Inc., Term Loan, 6.298%, (1 mo. USD LIBOR + 4.50%), 4/6/28		20,841	$ 20,228,909
Phillips Feed Service, Inc., Term Loan, 9.156%, (1 mo. USD LIBOR + 7.00%), 11/13/24(5)		477	381,350
White Cap Buyer, LLC, Term Loan, 6.077%, (SOFR + 3.75%), 10/19/27		25,562	24,510,323
			$ 45,120,582

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services — 0.6%
Ascend Learning, LLC:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 12/11/28		15,442	$ 14,657,348
Term Loan - Second Lien, 8.122%, (1 mo. USD LIBOR + 5.75%), 12/10/29		5,243	4,666,556
FrontDoor, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 6/17/28		866	855,422
KUEHG Corp.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 2/21/25		28,711	27,606,049
Term Loan - Second Lien, 10.50%, (3 mo. USD LIBOR + 8.25%), 8/22/25		4,425	4,340,186
Sotheby's, Term Loan, 7.012%, (3 mo. USD LIBOR + 4.50%), 1/15/27		4,035	3,894,249
			$ 56,019,810
Diversified Financial Services — 0.4%
Concorde Midco Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	8,730	$ 8,327,658
Sandy BidCo B.V., Term Loan, 6/12/28(12)	EUR	19,258	18,797,290
Zephyr Bidco Limited:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	4,975	4,497,415
Term Loan, 5.973%, (SONIA + 4.75%), 7/23/25	GBP	8,675	9,169,911
			$ 40,792,274
Diversified Telecommunication Services — 3.7%
Altice France S.A.:
Term Loan, 5.411%, (3 mo. USD LIBOR + 4.00%), 8/14/26		11,542	$ 11,008,115
Term Loan, 6.20%, (3 mo. USD LIBOR + 3.69%), 1/31/26		4,415	4,179,165
CenturyLink, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 3/15/27		50,151	47,920,896
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		9,639	9,398,139
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		6,749	6,073,873
LCPR Loan Financing, LLC, Term Loan, 5.749%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,650	1,612,875
Level 3 Financing, Inc., Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 3/1/27		1,098	1,063,123
Numericable Group S.A.:
Term Loan, 3.238%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	11,964	11,671,436
Term Loan, 5.556%, (3 mo. USD LIBOR + 2.75%), 7/31/25		20,694	19,406,238
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Telenet Financing USD, LLC, Term Loan, 3.999%, (1 mo. USD LIBOR + 2.00%), 4/30/28		32,325	$ 31,001,679
Telenet International Finance S.a.r.l., Term Loan, 2.613%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	5,000	4,830,462
UPC Broadband Holding B.V.:
Term Loan, 2.863%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	4,850	4,696,702
Term Loan, 3.363%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	13,850	13,465,313
Term Loan, 4.249%, (1 mo. USD LIBOR + 2.25%), 4/30/28		5,800	5,626,000
UPC Financing Partnership, Term Loan, 4.999%, (1 mo. USD LIBOR + 3.00%), 1/31/29		28,800	28,188,000
Virgin Media Bristol, LLC:
Term Loan, 4.499%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,275	43,271,906
Term Loan, 5.249%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	494,688
Virgin Media Ireland Limited, Term Loan, 3.863%, (6 mo. EURIBOR + 3.50%), 7/15/29	EUR	8,500	8,224,817
Virgin Media SFA Finance Limited:
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	11,625	11,116,467
Term Loan, 4.441%, (SONIA + 3.25%), 1/15/27	GBP	8,175	9,183,961
Term Loan, 4.441%, (SONIA + 3.25%), 11/15/27	GBP	600	674,052
Zayo Group Holdings, Inc., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,151	3,834,514
Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	28,150	27,014,478
Ziggo Financing Partnership, Term Loan, 4.499%, (1 mo. USD LIBOR + 2.50%), 4/30/28		40,075	39,081,461
			$ 343,038,360
Electrical Equipment — 0.2%
AZZ, Inc., Term Loan, 6.861%, (SOFR + 4.25%), 5/13/29		4,175	$ 4,098,460
Brookfield WEC Holdings, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 8/1/25		1,541	1,491,572
GrafTech Finance, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 2/12/25		3,351	3,313,383
II-VI Incorporated, Term Loan, 4.463%, (1 mo. USD LIBOR + 2.75%), 7/2/29		12,650	12,344,287
			$ 21,247,702
Electronic Equipment, Instruments & Components — 1.0%
Chamberlain Group, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 11/3/28		18,681	$ 17,461,023

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
CPI International, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 7/26/24		9,477	$ 9,390,876
Creation Technologies, Inc., Term Loan, 7.785%, (3 mo. USD LIBOR + 5.50%), 10/5/28		11,471	10,381,481
Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,856	1,829,038
Mirion Technologies, Inc., Term Loan, 5.627%, (6 mo. USD LIBOR + 2.75%), 10/20/28		7,311	7,137,126
Robertshaw US Holding Corp., Term Loan, 5.875%, (1 mo. USD LIBOR + 3.50%), 2/28/25		17,029	13,932,088
Verifone Systems, Inc., Term Loan, 5.524%, (3 mo. USD LIBOR + 4.00%), 8/20/25		13,801	12,731,862
Verisure Holding AB:
Term Loan, 3.473%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	15,450	14,774,144
Term Loan, 3.753%, (6 mo. EURIBOR + 3.25%), 7/20/26	EUR	4,475	4,358,330
			$ 91,995,968
Energy Equipment & Services — 0.2%
Ameriforge Group, Inc.:
Term Loan, 13.761%, (1 mo. USD LIBOR + 13.00%), 12/29/23(11)		3,050	$ 1,513,773
Term Loan, 15.25%, (3 mo. USD LIBOR + 13.00%), 10.25% cash, 5.00% PIK, 12/31/23		23,935	11,877,938
Lealand Finance Company B.V.:
Letter of Credit, 4.153%, 6/28/24(11)		9,039	7,412,283
Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 3.372% cash, 3.00% PIK, 6/30/25		2,424	1,242,172
			$ 22,046,166
Engineering & Construction — 1.1%
Aegion Corporation, Term Loan, 6.906%, (1 mo. USD LIBOR + 4.75%), 5/17/28		15,958	$ 14,421,881
Amentum Government Services Holdings, LLC:
Term Loan, 5.163%, (SOFR + 4.00%), 2/15/29(10)		8,375	8,106,305
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 1/29/27		9,384	9,128,381
American Residential Services, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 10/15/27		7,544	7,251,987
APi Group DE, Inc.:
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 10/1/26		12,964	12,732,774
Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 1/3/29		7,686	7,536,841
Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Brand Energy & Infrastructure Services, Inc., Term Loan, 6.944%, (3 mo. USD LIBOR + 4.25%), 6/21/24		19,859	$ 18,178,310
Centuri Group, Inc., Term Loan, 4.075%, (3 mo. USD LIBOR + 2.50%), 8/27/28		8,414	8,136,063
Northstar Group Services, Inc., Term Loan, 7.872%, (1 mo. USD LIBOR + 5.50%), 11/12/26		11,186	10,850,808
Osmose Utilities Services, Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 6/23/28		2,909	2,716,586
Pike Corporation, Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), 1/21/28		760	740,697
USIC Holdings, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 5/12/28		6,005	5,677,373
			$ 105,478,006
Entertainment — 2.2%
Alchemy Copyrights, LLC, Term Loan, 4.713%, (1 mo. USD LIBOR + 3.00%), 3/10/28		3,562	$ 3,499,369
AMC Entertainment Holdings, Inc., Term Loan, 4.872%, (1 mo. USD LIBOR + 3.00%), 4/22/26		19,701	17,083,741
City Football Group Limited, Term Loan, 5.662%, (1 mo. USD LIBOR + 3.50%), 7/21/28		14,229	13,588,218
Crown Finance US, Inc.:
Term Loan, 4.00%, (6 mo. USD LIBOR + 2.50%), 2/28/25		24,254	15,764,957
Term Loan, 10.076%, (6 mo. USD LIBOR + 8.25%), 2/28/25		2,800	2,922,316
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(13)		6,378	7,060,765
Delta 2 (LUX) S.a.r.l., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 2/1/24		62,085	61,613,533
Live Nation Entertainment, Inc., Term Loan, 3.938%, (1 mo. USD LIBOR + 1.75%), 10/17/26		15,669	15,076,528
Playtika Holding Corp., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 3/13/28		30,671	29,940,103
Renaissance Holding Corp.:
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 5/30/25		5,995	5,808,451
Term Loan, 6.186%, (SOFR + 4.50%), 3/30/29		2,575	2,519,207
Term Loan - Second Lien, 9.372%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,021,543
UFC Holdings, LLC, Term Loan, 5.52%, (3 mo. USD LIBOR + 2.75%), 4/29/26		18,812	18,251,958
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,878	2,939,407
			$ 199,090,096

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 1/2/26		8,722	$ 8,431,113
			$ 8,431,113
Food Products — 1.2%
8th Avenue Food & Provisions, Inc., Term Loan, 7.122%, (1 mo. USD LIBOR + 4.75%), 10/1/25		6,625	$ 5,771,977
Badger Buyer Corp., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 9/30/24		4,839	4,457,674
CHG PPC Parent, LLC:
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	1,945,727
Term Loan, 5.375%, (1 mo. USD LIBOR + 3.00%), 12/8/28		5,810	5,614,335
Del Monte Foods, Inc., Term Loan, 6.451%, (SOFR + 4.25%), 5/16/29		6,325	6,103,625
Froneri International, Ltd.:
Term Loan, 3.006%, (6 mo. EURIBOR + 2.38%), 1/29/27	EUR	1,500	1,424,993
Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 1/29/27		4,752	4,572,555
H Food Holdings, LLC, Term Loan, 6.06%, (1 mo. USD LIBOR + 3.69%), 5/23/25		5,971	5,403,390
JBS USA LUX S.A., Term Loan, 2.804%, (6 mo. USD LIBOR + 2.00%), 5/1/26		36,734	36,182,973
Monogram Food Solutions, LLC, Term Loan, 6.375%, (1 mo. USD LIBOR + 4.00%), 8/28/28		5,995	5,770,067
Nomad Foods Europe Midco Limited, Term Loan, 3.661%, (3 mo. USD LIBOR + 2.25%), 5/15/24		10,406	10,183,820
Shearer's Foods, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 9/23/27		2,874	2,674,903
Sovos Brands Intermediate, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 4.25%), 6/8/28		6,155	5,901,172
United Petfood Group B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/29/28	EUR	8,400	7,569,303
Valeo F1 Company Limited (Ireland):
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 6/30/28	EUR	8,550	7,689,902
Term Loan, 6.632%, (SONIA + 5.00%), 6/28/28	GBP	2,500	2,621,314
			$ 113,887,730
Gas Utilities — 0.3%
CQP Holdco, L.P., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 6/5/28		27,425	$ 26,732,729
			$ 26,732,729
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies — 0.9%
Bayou Intermediate II, LLC, Term Loan, 5.786%, (3 mo. USD LIBOR + 4.50%), 8/2/28		8,209	$ 7,962,487
CryoLife, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 6/1/27		6,731	6,377,352
Gloves Buyer, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 12/29/27		12,277	11,479,224
ICU Medical, Inc., Term Loan, 4.604%, (SOFR + 2.65%), 1/8/29		7,456	7,248,937
Journey Personal Care Corp., Term Loan, 6.50%, (3 mo. USD LIBOR + 4.25%), 3/1/28		23,524	17,466,572
Medline Borrower, L.P., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 10/23/28		28,529	27,323,970
			$ 77,858,542
Health Care Providers & Services — 5.1%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/7/28		16,368	$ 15,958,497
Biogroup-LCD, Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), 2/9/28	EUR	10,650	10,086,612
BW NHHC Holdco, Inc., Term Loan, 6.455%, (3 mo. USD LIBOR + 5.00%), 5/15/25		13,754	9,117,238
CAB, Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 2/9/28	EUR	7,150	6,869,196
Cano Health, LLC, Term Loan, 6.427%, (SOFR + 4.00%), 11/23/27		9,819	9,266,336
CCRR Parent, Inc., Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/6/28		4,769	4,602,353
Cerba Healthcare S.A.S.:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/30/28	EUR	18,925	18,181,753
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/15/29	EUR	8,225	8,070,104
CHG Healthcare Services, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.25%), 9/29/28		10,427	10,151,427
Covis Finco S.a.r.l., Term Loan, 8.704%, (SOFR + 6.50%), 2/18/27		13,405	11,226,949
Dedalus Finance GmbH, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 7/17/27	EUR	16,850	16,704,891
Electron BidCo, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 11/1/28		12,070	11,722,745
Elsan S.A.S., Term Loan, 3.35%, (6 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,100	3,961,679
Ensemble RCM, LLC, Term Loan, 6.556%, (3 mo. USD LIBOR + 3.75%), 8/3/26		14,769	14,466,213
Envision Healthcare Corporation:
Term Loan, 3/31/27(12)		5,477	5,422,250
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/10/25		46,888	13,121,297

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Hanger, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 3/6/25		9,894	$ 9,869,380
IVC Acquisition, Ltd.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 2/13/26	EUR	8,710	8,387,959
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/13/26	EUR	19,100	18,575,584
Term Loan, 5.191%, (SONIA + 4.25%), 2/13/26	GBP	950	1,069,419
LSCS Holdings, Inc., Term Loan, 6.75%, (3 mo. USD LIBOR + 4.50%), 12/16/28		9,154	8,711,560
MDVIP, Inc., Term Loan, 5.662%, (1 mo. USD LIBOR + 3.50%), 10/16/28		5,561	5,352,523
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(11)		2,408	2,326,827
Term Loan, 6.377%, (6 mo. USD LIBOR + 3.50%), 11/1/28		15,005	14,498,828
Term Loan - Second Lien, 9.877%, (6 mo. USD LIBOR + 7.00%), 11/1/29		9,500	8,835,000
Mehilainen Yhtiot Oy, Term Loan, 3.525%, (3 mo. EURIBOR + 3.525%), 8/11/25	EUR	7,525	7,335,219
Midwest Physician Administrative Services, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 3/12/28		10,927	9,943,775
National Mentor Holdings, Inc.:
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/2/28		472	407,299
Term Loan, 6.064%, (USD LIBOR + 3.75%), 3/2/28(10)		17,308	14,944,205
Term Loan - Second Lien, 9.51%, (3 mo. USD LIBOR + 7.25%), 3/2/29		5,525	4,862,000
Option Care Health, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 10/27/28		7,388	7,251,657
Pacific Dental Services, LLC, Term Loan, 5.656%, (1 mo. USD LIBOR + 3.50%), 5/5/28		4,777	4,625,485
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 8.622%, (1 mo. USD LIBOR + 6.25%), 2/13/26		2,350	2,279,500
Pediatric Associates Holding Company, LLC:
Term Loan, 4.255%, (USD LIBOR + 3.25%), 12/29/28(10)(11)		148	142,297
Term Loan, 5.076%, (6 mo. USD LIBOR + 3.25%), 12/29/28		975	937,986
PetVet Care Centers, LLC, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 2/14/25		5,912	5,692,244
Phoenix Guarantor, Inc.:
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 3/5/26		23,507	22,691,722
Term Loan, 5.759%, (1 mo. USD LIBOR + 3.50%), 3/5/26		6,435	6,211,872
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Radiology Partners, Inc., Term Loan, 6.464%, (1 mo. USD LIBOR + 4.25%), 7/9/25		25,462	$ 23,398,539
Radnet Management, Inc., Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), 4/21/28		12,291	11,964,283
Ramsay Generale de Sante S.A., Term Loan, 2.925%, (3 mo. EURIBOR + 2.80%), 4/22/27	EUR	9,100	8,789,116
Select Medical Corporation, Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), 3/6/25		45,148	44,188,202
Signify Health, LLC, Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 6/22/28		8,582	8,260,313
Sound Inpatient Physicians, Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), 6/27/25		2,351	2,200,377
Synlab Bondco PLC, Term Loan, 2.778%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,069,598
TTF Holdings, LLC, Term Loan, 6.375%, (1 mo. USD LIBOR + 4.00%), 3/31/28		5,083	4,930,116
U.S. Anesthesia Partners, Inc., Term Loan, 5.963%, (1 mo. USD LIBOR + 4.25%), 10/1/28		14,026	13,173,885
WP CityMD Bidco, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/22/28		15,312	14,766,148
			$ 467,622,458
Health Care Technology — 1.9%
athenahealth, Inc.:
Term Loan, 3.50%, 2/15/29(11)		2,120	$ 2,025,775
Term Loan, 5.653%, (SOFR + 3.50%), 2/15/29		12,505	11,952,069
Bracket Intermediate Holding Corp., Term Loan, 6.543%, (3 mo. USD LIBOR + 4.25%), 9/5/25		11,331	10,843,513
Certara, L.P., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 8/15/26		1,832	1,776,555
Change Healthcare Holdings, LLC, Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 3/1/24		21,363	21,171,734
eResearchTechnology, Inc., Term Loan, 6.872%, (1 mo. USD LIBOR + 4.50%), 2/4/27		9,116	8,662,987
GHX Ultimate Parent Corporation, Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 6/28/24		7,927	7,684,323
Imprivata, Inc.:
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 12/1/27		21,409	20,891,622
Term Loan, 6.577%, (SOFR + 4.25%), 12/1/27		3,300	3,237,095
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 12/18/28		16,434	15,879,171
Term Loan - Second Lien, 9.122%, (1 mo. USD LIBOR + 6.75%), 12/17/29		8,775	7,898,869
Navicure, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 10/22/26		12,866	12,528,512

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
PointClickCare Technologies, Inc., Term Loan, 5.938%, (6 mo. USD LIBOR + 3.00%), 12/29/27		4,246	$ 4,161,325
Project Ruby Ultimate Parent Corp., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 3/3/28		9,630	9,230,082
Symplr Software, Inc., Term Loan, 6.654%, (SOFR + 4.50%), 12/22/27		12,947	12,396,939
Verscend Holding Corp., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 8/27/25		27,232	26,607,786
			$ 176,948,357
Hotels, Restaurants & Leisure — 3.2%
1011778 B.C. Unlimited Liability Company, Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 11/19/26		24,704	$ 23,983,314
Carnival Corporation:
Term Loan, 3.974%, (EURIBOR + 3.75%), 6/30/25(10)	EUR	8,903	8,758,407
Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 6/30/25		3,727	3,569,039
Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 10/18/28		34,850	32,410,384
Churchill Downs Incorporated, Term Loan, 4.38%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,343	3,275,650
ClubCorp Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), 9/18/24		21,215	19,608,685
Dave & Buster's, Inc., Term Loan, 7.427%, (SOFR + 5.00%), 6/29/29		10,850	10,648,819
Fertitta Entertainment, LLC, Term Loan, 6.327%, (SOFR + 4.00%), 1/27/29		18,955	18,139,673
Great Canadian Gaming Corporation, Term Loan, 6.096%, (3 mo. USD LIBOR + 4.00%), 11/1/26		8,339	8,109,564
GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	21,225	21,069,331
Hilton Grand Vacations Borrower, LLC, Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 8/2/28		9,057	8,903,733
IRB Holding Corp.:
Term Loan, 4.836%, (SOFR + 3.15%), 12/15/27		22,476	21,567,333
Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 2/5/25		2	2,278
NCL Corporation Limited, Term Loan, 1/2/24(12)		4,500	4,297,500
Oravel Stays Singapore Pte, Ltd., Term Loan, 10.44%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,420	4,688,516
Playa Resorts Holding B.V., Term Loan, 5.12%, (1 mo. USD LIBOR + 2.75%), 4/29/24		19,189	18,517,707
Scientific Games Holdings, L.P., Term Loan, 5.617%, (SOFR + 3.50%), 4/4/29		10,000	9,586,460
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc., Term Loan, 5.044%, (SOFR + 3.00%), 4/14/29		7,500	$ 7,350,000
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.375%, (1 mo. USD LIBOR + 3.00%), 8/25/28		9,999	9,559,462
Stars Group Holdings B.V. (The):
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	11,225	11,099,652
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.25%), 7/21/26		29,416	28,920,090
Travel Leaders Group, LLC, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 1/25/24		15,035	13,545,731
Twin River Worldwide Holdings, Inc., Term Loan, 5.048%, (1 mo. USD LIBOR + 3.25%), 10/2/28		11,115	10,586,632
			$ 298,197,960
Household Durables — 0.7%
Libbey Glass, Inc., Term Loan, 10.455%, (3 mo. USD LIBOR + 8.00%), 11/13/25		6,407	$ 6,583,548
Serta Simmons Bedding, LLC:
Term Loan, 9.499%, (1 mo. USD LIBOR + 7.50%), 8/10/23		13,398	13,096,757
Term Loan - Second Lien, 9.499%, (1 mo. USD LIBOR + 7.50%), 8/10/23		44,252	26,108,476
Solis IV B.V.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	5,693	5,061,715
Term Loan, 4.842%, (SOFR + 3.50%), 2/26/29		6,300	5,644,800
Spectrum Brands, Inc., Term Loan, 4.38%, (1 mo. USD LIBOR + 2.00%), 3/3/28		4,197	4,039,492
			$ 60,534,788
Household Products — 0.4%
Diamond (BC) B.V., Term Loan, 5.555%, (USD LIBOR + 2.75%), 9/29/28(10)		8,557	$ 8,197,606
Energizer Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 2.25%), 12/22/27		7,595	7,319,869
Kronos Acquisition Holdings, Inc.:
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 12/22/26		10,595	9,959,022
Term Loan, 8.407%, (SOFR + 6.00%), 12/22/26		5,124	5,034,576
Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	11,450	9,793,504
			$ 40,304,577
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corporation:
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.00%), 4/5/26		4,431	$ 4,329,916

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Independent Power and Renewable Electricity Producers (continued)
Calpine Corporation: (continued)
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), 12/16/27		10,707	$ 10,506,689
Longview Power, LLC, Term Loan, 12.232%, (3 mo. USD LIBOR + 10.00%), 7/30/25		586	593,200
			$ 15,429,805
Industrial Conglomerates — 0.4%
Rain Carbon GmbH, Term Loan, 3.532%, (6 mo. EURIBOR + 3.00%), 1/16/25	EUR	15,625	$ 15,171,050
SPX Flow, Inc., Term Loan, 6.927%, (SOFR + 4.50%), 4/5/29		19,650	18,630,657
			$ 33,801,707
Insurance — 1.4%
Alliant Holdings Intermediate, LLC:
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,847	$ 5,670,124
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 5/9/25		4,777	4,629,666
Term Loan, 5.656%, (1 mo. USD LIBOR + 3.50%), 11/6/27		13,333	12,906,661
AmWINS Group, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 2/19/28		27,221	26,450,078
AssuredPartners, Inc.:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 2/12/27		13,403	12,808,635
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 2/12/27		3,433	3,278,173
Term Loan, 5.872%, (SOFR + 3.50%), 2/12/27		5,362	5,121,965
Financiere CEP S.A.S., Term Loan, 4.225%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	4,125	4,057,857
Hub International Limited:
Term Loan, 5.766%, (3 mo. USD LIBOR + 3.00%), 4/25/25		15,214	14,866,536
Term Loan, 5.981%, (3 mo. USD LIBOR + 3.25%), 4/25/25		5,402	5,299,290
NFP Corp., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 2/15/27		25,530	24,306,568
USI, Inc.:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 5/16/24		8,762	8,633,129
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/2/26		1,936	1,890,901
			$ 129,919,583
Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services — 0.5%
Buzz Finco, LLC:
Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 1/29/27		4,029	$ 3,933,792
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 1/29/27		435	429,619
Camelot U.S. Acquisition, LLC, Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 10/30/26		8,052	7,876,229
Foundational Education Group, Inc., Term Loan, 6.066%, (SOFR + 3.75%), 8/31/28		5,201	5,032,270
Getty Images, Inc.:
Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	3,668,579
Term Loan, 6.125%, (3 mo. USD LIBOR + 4.50%), 2/19/26		23,003	22,542,698
Match Group, Inc., Term Loan, 3.194%, (3 mo. USD LIBOR + 1.75%), 2/13/27		6,450	6,232,312
			$ 49,715,499
Internet & Direct Marketing Retail — 0.4%
Adevinta ASA:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/26/28	EUR	8,075	$ 7,979,669
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 6/26/28		2,153	2,075,867
CNT Holdings I Corp., Term Loan, 5.368%, (1 mo. USD LIBOR + 3.50%), 11/8/27		10,787	10,481,480
Etraveli Holding AB, Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 8/2/24	EUR	7,844	7,863,330
Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29		5,179	4,985,187
PUG, LLC, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 2/12/27		2,934	2,724,649
Speedster Bidco GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	2,975	2,770,745
			$ 38,880,927
IT Services — 3.3%
Asurion, LLC:
Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,160	$ 2,091,150
Term Loan, 5.497%, (1 mo. USD LIBOR + 3.125%), 11/3/23		14,175	13,981,653
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 12/23/26		3,448	3,248,345
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,751	11,060,864
Term Loan - Second Lien, 7.622%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,540	12,526,210

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Cyxtera DC Holdings, Inc.:
Term Loan, 5.79%, (3 mo. USD LIBOR + 3.00%), 5/1/24		25,363	$ 24,485,128
Term Loan, 6.79%, (3 mo. USD LIBOR + 4.00%), 5/1/24		9,787	9,456,463
Endure Digital, Inc., Term Loan, 5.291%, (1 mo. USD LIBOR + 3.50%), 2/10/28		22,871	21,079,729
Gainwell Acquisition Corp., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 10/1/27		57,761	55,859,462
Go Daddy Operating Company, LLC, Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 2/15/24		45,225	44,846,985
Indy US Bidco, LLC:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	5,693	5,372,187
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/5/28		4,182	3,958,818
Informatica, LLC, Term Loan, 5.125%, (1 mo. USD LIBOR + 2.75%), 10/27/28		31,995	31,221,594
NAB Holdings, LLC, Term Loan, 5.204%, (SOFR + 3.00%), 11/23/28		16,243	15,544,910
Rackspace Technology Global, Inc., Term Loan, 4.16%, (3 mo. USD LIBOR + 2.75%), 2/15/28		16,472	15,174,735
Skopima Merger Sub, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 5/12/28		15,533	14,383,863
team.blue Finco S.a.r.l.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	603	573,065
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/30/28	EUR	10,547	10,028,635
West Corporation, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 10/10/24		3,354	2,803,692
WEX, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 3/31/28		3,950	3,880,875
			$ 301,578,363
Leisure Products — 0.3%
Amer Sports Oyj, Term Loan, 4.881%, (6 mo. EURIBOR + 4.25%), 3/30/26	EUR	11,925	$ 11,350,022
Fender Musical Instruments Corporation, Term Loan, 5.828%, (SOFR + 4.00%), 12/1/28		3,947	3,769,433
Hayward Industries, Inc., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 5/30/28		9,171	8,818,093
SRAM, LLC, Term Loan, 5.17%, (USD LIBOR + 2.75%), 5/18/28(10)		2,371	2,287,708
			$ 26,225,256
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services — 2.1%
Avantor Funding, Inc.:
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 6/12/28	EUR	19,503	$ 19,394,843
Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 11/8/27		19,226	18,915,135
Cambrex Corporation, Term Loan, 5.927%, (SOFR + 3.60%), 12/4/26		4,842	4,715,122
Catalent Pharma Solutions, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), 2/22/28		1,037	1,022,618
Curia Global, Inc., Term Loan, 6.555%, (USD LIBOR + 3.75%), 8/30/26(10)		16,973	16,435,688
ICON Luxembourg S.a.r.l.:
Term Loan, 4.563%, (3 mo. USD LIBOR + 2.25%), 7/3/28		53,393	52,525,639
Term Loan, 4.563%, (3 mo. USD LIBOR + 2.25%), 7/3/28		13,303	13,086,991
IQVIA, Inc., Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 1/17/25		12,472	12,396,393
LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	5,775	5,443,064
Loire Finco Luxembourg S.a.r.l., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/21/27		1,137	1,076,888
Packaging Coordinators Midco, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/30/27		7,984	7,714,274
Parexel International Corporation, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 11/15/28		27,122	26,501,878
Sotera Health Holdings, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 12/11/26		17,828	17,293,296
			$ 196,521,829
Machinery — 3.5%
AI Alpine AT Bidco GmbH, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 10/31/25	EUR	6,125	$ 5,900,101
AI Aqua Merger Sub, Inc., Term Loan, 5.436%, (SOFR + 3.75%), 7/31/28		11,679	11,036,409
Albion Financing 3 S.a.r.l., Term Loan, 8.009%, (3 mo. USD LIBOR + 5.25%), 8/17/26		18,582	17,797,703
Ali Group North America Corporation, Term Loan, 7/22/29(12)		18,775	18,460,519
Alliance Laundry Systems, LLC, Term Loan, 5.955%, (3 mo. USD LIBOR + 3.50%), 10/8/27		9,769	9,510,331
American Trailer World Corp., Term Loan, 6.177%, (SOFR + 3.75%), 3/3/28		32,102	27,969,265
Apex Tool Group, LLC, Term Loan, 7.174%, (SOFR + 5.25%), 2/8/29		26,197	23,151,225
Clark Equipment Company, Term Loan, 4.654%, (SOFR + 2.50%), 4/20/29		11,571	11,247,972

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Conair Holdings, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/17/28		24,515	$ 20,929,468
CPM Holdings, Inc., Term Loan, 5.213%, (1 mo. USD LIBOR + 3.50%), 11/17/25		4,725	4,560,032
Delachaux Group S.A., Term Loan, 7.306%, (3 mo. USD LIBOR + 4.50%), 4/16/26		4,769	4,339,335
Engineered Machinery Holdings, Inc.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,793	9,900,708
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/19/28		17,311	16,540,832
Term Loan - Second Lien, 8.25%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	1,915,624
EWT Holdings III Corp., Term Loan, 4.875%, (1 mo. USD LIBOR + 2.50%), 4/1/28		3,527	3,456,062
Filtration Group Corporation:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	2,953	2,874,993
Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 3/29/25		2,921	2,866,214
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 10/21/28		1,381	1,333,701
Gates Global, LLC:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	8,308	8,136,929
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 3/31/27		15,695	15,171,021
Granite Holdings US Acquisition Co., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 9/30/26		9,104	8,847,515
Icebox Holdco III, Inc.:
Term Loan, 3.75%, 12/22/28(11)		2,451	2,295,150
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 12/22/28		11,819	11,065,492
Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28		43,849	41,847,973
Penn Engineering & Manufacturing Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 2.50%), 6/27/24		1,881	1,857,262
Titan Acquisition Limited, Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 3/28/25		20,838	19,648,962
TK Elevator Topco GmbH, Term Loan, 4.256%, (6 mo. EURIBOR + 3.625%), 7/29/27	EUR	9,725	9,461,098
Zephyr German BidCo GmbH, Term Loan, 3.40%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	11,775	11,109,473
			$ 323,231,369
Media — 1.8%
Axel Springer SE, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 12/18/26	EUR	8,500	$ 8,394,222
Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Charter Communications Operating, LLC, Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), 2/1/27	3,644	$ 3,535,463
CSC Holdings, LLC:
Term Loan, 4.249%, (1 mo. USD LIBOR + 2.25%), 7/17/25	25,331	24,576,750
Term Loan, 4.249%, (1 mo. USD LIBOR + 2.25%), 1/15/26	4	3,987
Term Loan, 4.499%, (1 mo. USD LIBOR + 2.50%), 4/15/27	13,142	12,647,425
Diamond Sports Group, LLC:
Term Loan, 9.786%, (SOFR + 8.00%), 5/26/26	5,042	4,795,760
Term Loan - Second Lien, 5.036%, (SOFR + 3.25%), 8/24/26	23,184	4,814,869
Entercom Media Corp., Term Loan, 4.846%, (1 mo. USD LIBOR + 2.50%), 11/18/24	1,398	1,242,252
Entravision Communications Corporation, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 11/29/24	7,164	7,074,904
Gray Television, Inc., Term Loan, 4.713%, (1 mo. USD LIBOR + 3.00%), 12/1/28	1,045	1,025,763
Hubbard Radio, LLC, Term Loan, 6.63%, (1 mo. USD LIBOR + 4.25%), 3/28/25	7,019	6,504,104
iHeartCommunications, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 5/1/26	2,365	2,246,925
Magnite, Inc., Term Loan, 6.197%, (USD LIBOR + 5.00%), 4/28/28(10)	6,386	6,051,202
Mission Broadcasting, Inc., Term Loan, 4.213%, (1 mo. USD LIBOR + 2.50%), 6/2/28	3,663	3,629,421
MJH Healthcare Holdings, LLC, Term Loan, 5.701%, (SOFR + 3.60%), 1/28/29	3,716	3,534,548
Nexstar Broadcasting, Inc., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 9/18/26	3,989	3,953,904
Recorded Books, Inc., Term Loan, 6.003%, (3 mo. USD LIBOR + 4.00%), 8/29/25	12,877	12,584,026
Sinclair Television Group, Inc.:
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), 9/30/26	6,248	5,834,362
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), 4/1/28	22,962	21,010,329
Univision Communications, Inc.:
Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 3/15/24	16,221	16,099,395
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 3/15/26	18,420	18,019,650
		$ 167,579,261

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Metals/Mining — 0.5%
American Consolidated Natural Resources, Inc., Term Loan, 18.259%, (1 mo. USD LIBOR + 16.00%), 15.259% cash, 3.00% PIK, 9/16/25	1,376	$ 1,397,092
Dynacast International, LLC:
Term Loan, 6.006%, (3 mo. USD LIBOR + 4.50%), 7/22/25	15,376	13,934,527
Term Loan, 10.506%, (3 mo. USD LIBOR + 9.00%), 10/22/25	3,073	2,734,701
WireCo WorldGroup, Inc., Term Loan, 5.688%, (3 mo. USD LIBOR + 4.25%), 11/13/28	9,170	8,803,064
Zekelman Industries, Inc., Term Loan, 4.185%, (3 mo. USD LIBOR + 2.00%), 1/24/27	19,738	19,010,343
		$ 45,879,727
Oil, Gas & Consumable Fuels — 1.6%
Buckeye Partners, L.P., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 11/1/26	13,294	$ 13,087,765
Centurion Pipeline Company, LLC:
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 9/29/25	3,120	3,061,684
Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 9/28/25	1,629	1,592,714
CITGO Holding, Inc., Term Loan, 9.372%, (1 mo. USD LIBOR + 7.00%), 8/1/23	2,486	2,467,064
CITGO Petroleum Corporation, Term Loan, 8.622%, (1 mo. USD LIBOR + 6.25%), 3/28/24	22,727	22,606,472
Delek US Holdings, Inc., Term Loan, 7.872%, (1 mo. USD LIBOR + 5.50%), 3/31/25	5,753	5,516,131
Freeport LNG Investments, LLLP, Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), 12/21/28	16,916	15,925,146
GIP II Blue Holding, L.P, Term Loan, 6.75%, (3 mo. USD LIBOR + 4.50%), 9/29/28	16,305	15,973,705
ITT Holdings, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 7/10/28	7,394	7,129,171
Matador Bidco S.a.r.l., Term Loan, 6.872%, (1 mo. USD LIBOR + 4.50%), 10/15/26	32,570	31,877,491
Oryx Midstream Services Permian Basin, LLC, Term Loan, 4.705%, (3 mo. USD LIBOR + 3.25%), 10/5/28	8,704	8,498,852
Oxbow Carbon, LLC, Term Loan, 6.50%, (3 mo. USD LIBOR + 4.25%), 10/17/25	5,552	5,432,192
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 10.372%, (1 mo. USD LIBOR + 8.00%), 8/27/26	5,729	5,714,832
UGI Energy Services, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 8/13/26	8,969	8,847,858
		$ 147,731,077
Borrower/Description	Principal Amount* (000's omitted)		Value
Personal Products — 0.3%
HLF Financing S.a.r.l., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 8/18/25		9,710	$ 9,394,839
Rainbow Finco S.a.r.l., Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 2/24/29	EUR	14,125	13,498,083
Sunshine Luxembourg VII S.a.r.l., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 10/1/26		6,465	6,181,008
			$ 29,073,930
Pharmaceuticals — 1.6%
Aenova Holding GmbH, Term Loan, 5.034%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	2,925	$ 2,673,108
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	13,000	12,658,294
Akorn, Inc., Term Loan, 9.777%, (3 mo. USD LIBOR + 7.50%), 10/1/25		2,996	2,898,412
Amneal Pharmaceuticals, LLC, Term Loan, 5.844%, (USD LIBOR + 3.50%), 5/4/25(10)		15,420	14,413,958
Bausch Health Companies, Inc., Term Loan, 7.174%, (SOFR + 5.25%), 2/1/27		28,682	24,200,343
Horizon Therapeutics USA, Inc.:
Term Loan, 4.063%, (1 mo. USD LIBOR + 1.75%), 3/15/28		16,738	16,492,275
Term Loan, 4.313%, (1 mo. USD LIBOR + 2.00%), 5/22/26		7,802	7,685,041
Jazz Financing Lux S.a.r.l., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 5/5/28		7,864	7,701,699
Mallinckrodt International Finance S.A.:
Term Loan, 7.253%, (3 mo. USD LIBOR + 5.25%), 9/30/27		37,079	31,044,203
Term Loan, 7.503%, (3 mo. USD LIBOR + 5.50%), 9/30/27		10,143	8,507,515
Nidda Healthcare Holding AG:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	5,475	5,176,043
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 8/21/26	EUR	2,375	2,257,452
PharmaZell GmbH, Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,800	1,727,008
Recipharm AB, Term Loan, 3.20%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	13,725	13,168,440
			$ 150,603,791
Professional Services — 1.6%
AlixPartners, LLP, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	3,481	$ 3,354,607

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
APFS Staffing Holdings, Inc., Term Loan, 6.756%, (SOFR + 4.00%), 12/29/28(10)		3,716	$ 3,622,795
Blitz 20-487 GmbH, Term Loan, 3.438%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	7,525	7,229,469
Brown Group Holding, LLC:
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 6/7/28		12,690	12,252,465
Term Loan, 6.077%, (SOFR + 3.75%), 7/2/29		3,575	3,512,995
CoreLogic, Inc., Term Loan, 5.875%, (1 mo. USD LIBOR + 3.50%), 6/2/28		27,468	23,485,003
Deerfield Dakota Holding, LLC, Term Loan, 6.077%, (SOFR + 3.75%), 4/9/27		17,556	17,001,798
EAB Global, Inc., Term Loan, 6.305%, (USD LIBOR + 3.50%), 8/16/28(10)		14,577	13,941,626
Employbridge, LLC, Term Loan, 7.00%, (3 mo. USD LIBOR + 4.75%), 7/19/28		20,862	19,016,032
First Advantage Holdings, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 1/31/27		5,857	5,711,602
Rockwood Service Corporation, Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 1/23/27		5,485	5,375,340
Trans Union, LLC, Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 12/1/28		32,341	31,635,467
Vaco Holdings, LLC, Term Loan, 7.204%, (SOFR + 5.00%), 1/21/29		3,706	3,590,551
			$ 149,729,750
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 8/21/25		29,463	$ 28,591,656
RE/MAX International, Inc., Term Loan, 4.875%, (1 mo. USD LIBOR + 2.50%), 7/21/28		16,459	15,635,813
			$ 44,227,469
Road & Rail — 1.6%
Avis Budget Car Rental, LLC, Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), 8/6/27		7,013	$ 6,632,447
Grab Holdings, Inc., Term Loan, 6.88%, (1 mo. USD LIBOR + 4.50%), 1/29/26		45,687	41,403,606
Hertz Corporation, (The):
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.25%), 6/30/28		13,536	13,035,141
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.25%), 6/30/28		2,577	2,481,437
Kenan Advantage Group, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/24/26		14,893	13,996,311
Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
Uber Technologies, Inc.:
Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 4/4/25		41,433	$ 40,900,409
Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 2/25/27		24,786	24,332,982
XPO Logistics, Inc., Term Loan, 3.548%, (1 mo. USD LIBOR + 1.75%), 2/24/25		4,275	4,189,120
			$ 146,971,453
Semiconductors & Semiconductor Equipment — 1.3%
Altar Bidco, Inc.:
Term Loan, 5.506%, (SOFR + 3.35%), 2/1/29(10)		23,875	$ 22,760,826
Term Loan - Second Lien, 7.355%, (SOFR + 5.60%), 2/1/30		6,650	6,084,750
Bright Bidco B.V., Term Loan, 4.774%, (3 mo. USD LIBOR + 3.50%), 6/30/24		17,688	7,045,848
Entegris, Inc., Term Loan, 7/6/29(12)		2,500	2,475,000
MACOM Technology Solutions Holdings, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,368	1,341,477
MaxLinear, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 6/23/28		5,911	5,755,558
MKS Instruments, Inc.:
Term Loan, 4/8/29(12)		47,750	46,884,531
Term Loan, 4/11/29(12)	EUR	5,625	5,519,068
Synaptics Incorporated, Term Loan, 4.356%, (6 mo. USD LIBOR + 2.25%), 12/2/28		2,791	2,779,132
Ultra Clean Holdings, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 8/27/25		15,546	15,390,093
			$ 116,036,283
Software — 15.3%
Applied Systems, Inc.:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 9/19/24		48,880	$ 48,120,256
Term Loan - Second Lien, 7.75%, (3 mo. USD LIBOR + 5.50%), 9/19/25		3,707	3,635,145
AppLovin Corporation:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 10/25/28		17,855	17,377,622
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 8/15/25		43,116	42,118,810
Aptean, Inc.:
Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 4/23/26		26,209	25,128,303
Term Loan - Second Lien, 9.372%, (1 mo. USD LIBOR + 7.00%), 4/23/27		6,550	6,328,937

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
AQA Acquisition Holding, Inc., Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 3/3/28		2,743	$ 2,639,962
Astra Acquisition Corp.:
Term Loan, 7.622%, (1 mo. USD LIBOR + 5.25%), 10/25/28		19,762	16,797,712
Term Loan - Second Lien, 11.247%, (1 mo. USD LIBOR + 8.88%), 10/25/29		20,170	17,144,628
Avaya, Inc., Term Loan, 5.999%, (1 mo. USD LIBOR + 4.00%), 12/15/27		5,850	3,115,125
Banff Merger Sub, Inc.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	1,930	1,900,582
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/2/25		21,437	20,701,241
Term Loan - Second Lien, 7.872%, (1 mo. USD LIBOR + 5.50%), 2/27/26		13,521	12,631,048
Barracuda Networks, Inc.:
Term Loan, 5.982%, (3 mo. USD LIBOR + 3.75%), 2/12/25		20,412	20,352,383
Term Loan - Second Lien, 9.556%, (3 mo. USD LIBOR + 6.75%), 10/30/28		9,163	9,201,255
Cast and Crew Payroll, LLC:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 2/9/26		8,504	8,284,605
Term Loan, 6.077%, (SOFR + 3.75%), 12/29/28		6,169	6,014,775
CDK Global, Inc., Term Loan, 6.61%, (SOFR + 4.50%), 7/6/29		33,975	33,073,711
CentralSquare Technologies, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 8/29/25		18,600	16,678,367
Ceridian HCM Holding, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 4/30/25		10,034	9,732,990
Cloudera, Inc.:
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/8/28		31,072	29,427,881
Term Loan - Second Lien, 8.372%, (1 mo. USD LIBOR + 6.00%), 10/8/29		8,550	7,866,000
ConnectWise, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 9/29/28		13,433	12,878,409
Constant Contact, Inc., Term Loan, 6.423%, (3 mo. USD LIBOR + 4.00%), 2/10/28		16,320	15,381,916
Cornerstone OnDemand, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/16/28		15,661	14,688,484
Delta TopCo, Inc., Term Loan, 5.836%, (3 mo. USD LIBOR + 3.75%), 12/1/27		13,562	12,840,254
E2open, LLC, Term Loan, 4.835%, (3 mo. USD LIBOR + 3.50%), 2/4/28		16,381	15,997,292
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
ECI Macola Max Holding, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/9/27		26,992	$ 26,350,621
Epicor Software Corporation, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 7/30/27		54,142	51,720,651
Finastra USA, Inc.:
Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 6/13/24		66,508	62,268,485
Term Loan - Second Lien, 8.489%, (3 mo. USD LIBOR + 7.25%), 6/13/25		25,750	22,889,922
Fiserv Investment Solutions, Inc., Term Loan, 5.455%, (3 mo. USD LIBOR + 4.00%), 2/18/27		5,882	5,637,352
GoTo Group, Inc., Term Loan, 6.912%, (1 mo. USD LIBOR + 4.75%), 8/31/27		24,470	18,792,991
Greeneden U.S. Holdings II, LLC:
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 12/1/27	EUR	1,231	1,224,841
Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 12/1/27		5,259	5,146,058
Hyland Software, Inc.:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 7/1/24		61,491	60,453,141
Term Loan - Second Lien, 8.622%, (1 mo. USD LIBOR + 6.25%), 7/7/25		1,750	1,702,969
IGT Holding IV AB:
Term Loan, 2.90%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	6,205	5,849,925
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.40%), 3/31/28		5,629	5,459,888
Ivanti Software, Inc.:
Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 12/1/27		5,357	4,572,360
Term Loan, 5.848%, (3 mo. USD LIBOR + 4.25%), 12/1/27		21,820	18,685,679
Term Loan - Second Lien, 8.848%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,750	8,512,969
MA FinanceCo., LLC:
Term Loan, 4.50%, (EURIBOR + 4.50%), 6/5/25(10)	EUR	5,004	4,801,043
Term Loan, 5.915%, (3 mo. USD LIBOR + 4.25%), 6/5/25		12,532	11,059,566
Magenta Buyer, LLC:
Term Loan, 7.05%, (1 mo. USD LIBOR + 4.75%), 7/27/28		51,238	48,804,016
Term Loan - Second Lien, 10.55%, (1 mo. USD LIBOR + 8.25%), 7/27/29		16,175	15,376,359
Marcel LUX IV S.a.r.l.:
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	8,650	8,398,693
Term Loan, 5.557%, (SOFR + 3.25%), 3/15/26		11,627	11,365,618
Term Loan, 5.635%, (SOFR + 4.00%), 12/31/27		731	714,874

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Maverick Bidco, Inc.:
Term Loan, 6.556%, (3 mo. USD LIBOR + 3.75%), 5/18/28		11,098	$ 10,459,961
Term Loan - Second Lien, 9.556%, (3 mo. USD LIBOR + 6.75%), 5/18/29		3,175	3,048,000
McAfee, LLC:
Term Loan, 4.25%, (1 mo. EURIBOR + 4.25%), 3/1/29	EUR	16,650	16,208,814
Term Loan, 5.699%, (SOFR + 4.00%), 3/1/29		38,675	37,035,335
Mediaocean, LLC, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 12/15/28		7,880	7,676,679
MH Sub I, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 9/13/24		4,863	4,740,782
Mitnick Corporate Purchaser, Inc., Term Loan, 5.924%, (SOFR + 4.75%), 5/2/29		8,625	8,387,812
N-Able International Holdings II, LLC, Term Loan, 4.575%, (3 mo. USD LIBOR + 3.00%), 7/19/28		1,280	1,228,950
NortonLifeLock, Inc., Term Loan, 1/28/29(12)		10,225	9,966,185
Panther Commercial Holdings, L.P., Term Loan, 7.306%, (3 mo. USD LIBOR + 4.50%), 1/7/28		21,108	19,778,484
Polaris Newco, LLC:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,585	8,307,186
Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 6/2/28		13,055	12,433,510
Proofpoint, Inc., Term Loan, 4.825%, (3 mo. USD LIBOR + 3.25%), 8/31/28		49,532	47,719,128
Quest Software US Holdings, Inc., Term Loan, 5.78%, (SOFR + 4.25%), 2/1/29		24,450	21,812,896
RealPage, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 4/24/28		27,932	26,945,774
Red Planet Borrower, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/2/28		15,384	13,480,120
Redstone Holdco 2 L.P., Term Loan, 7.533%, (3 mo. USD LIBOR + 4.75%), 4/27/28		16,476	13,839,420
Sabre GLBL, Inc.:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 12/17/27		6,044	5,793,246
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 12/17/27		3,792	3,634,272
Seattle Spinco, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 6/21/24		10,389	9,688,048
SkillSoft Corporation, Term Loan, 7.051%, (SOFR + 5.25%), 7/14/28		11,022	10,484,830
SolarWinds Holdings, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 2/5/24		26,245	25,848,286
Sophia, L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 10/7/27		28,237	27,274,924
Sovos Compliance, LLC, Term Loan, 6.936%, (USD LIBOR + 4.50%), 8/11/28(10)		10,460	10,204,880
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Sportradar Capital S.a.r.l., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 11/22/27	EUR	7,804	$ 7,656,813
SS&C European Holdings S.a.r.l., Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,228	5,114,592
SS&C Technologies, Inc.:
Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 4/16/25		6,440	6,300,408
Term Loan, 4.677%, (SOFR + 2.25%), 3/22/29		3,694	3,620,668
Term Loan, 4.677%, (SOFR + 2.25%), 3/22/29		5,290	5,184,783
SurveyMonkey, Inc., Term Loan, 6.13%, (1 mo. USD LIBOR + 3.75%), 10/10/25		11,477	11,161,191
Tibco Software, Inc.:
Term Loan, 6.13%, (1 mo. USD LIBOR + 3.75%), 6/30/26		33,453	33,260,765
Term Loan - Second Lien, 9.63%, (1 mo. USD LIBOR + 7.25%), 3/3/28		10,757	10,702,961
Turing Midco, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 3/23/28		3,762	3,693,490
Ultimate Software Group, Inc. (The):
Term Loan, 5.535%, (3 mo. USD LIBOR + 3.25%), 5/4/26		48,661	47,282,603
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 5/4/26		21,433	20,896,938
Term Loan - Second Lien, 7.535%, (3 mo. USD LIBOR + 5.25%), 5/3/27		1,450	1,401,063
Veritas US, Inc., Term Loan, 7.25%, (3 mo. USD LIBOR + 5.00%), 9/1/25		15,108	12,854,419
Vision Solutions, Inc., Term Loan, 6.783%, (3 mo. USD LIBOR + 4.00%), 4/24/28		36,545	33,918,161
VS Buyer, LLC, Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 2/28/27		21,519	20,981,143
			$1,409,873,234
Specialty Retail — 1.9%
Belron Finance US, LLC, Term Loan, 3.875%, (3 mo. USD LIBOR + 2.50%), 4/13/28		7,727	$ 7,569,422
Belron Luxembourg S.a.r.l., Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,575	3,513,765
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	7,750	7,636,581
David's Bridal, Inc.:
Term Loan, 8.38%, (1 mo. USD LIBOR + 0.00%), 6/30/23		4,635	4,304,237
Term Loan, 12.74%, (3 mo. USD LIBOR + 10.00%), 7.74% cash, 5.00% PIK, 6/23/23		3,892	3,760,886
Great Outdoors Group, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/6/28		44,747	41,069,580
Harbor Freight Tools USA, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 10/19/27		34,569	32,170,833

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
L1R HB Finance Limited:
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 9/2/24	EUR	4,674	$ 2,812,202
Term Loan, 6.217%, (SONIA + 5.25%), 9/2/24	GBP	9,172	6,757,694
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		27,523	26,628,983
LIDS Holdings, Inc., Term Loan, 7.326%, (SOFR + 5.50%), 12/14/26		6,023	5,436,152
Mattress Firm, Inc., Term Loan, 5.64%, (6 mo. USD LIBOR + 4.25%), 9/25/28		16,674	14,214,585
PetSmart, Inc., Term Loan, 6.12%, (1 mo. USD LIBOR + 3.75%), 2/11/28		17,395	16,811,686
			$ 172,686,606
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), 8/28/26		9,020	$ 8,832,025
			$ 8,832,025
Thrifts & Mortgage Finance — 0.2%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(14)		22,620	$ 2,657,851
Walker & Dunlop, Inc., Term Loan, 4.677%, (SOFR + 2.25%), 12/16/28		12,985	12,789,979
			$ 15,447,830
Trading Companies & Distributors — 2.3%
American Builders & Contractors Supply Co., Inc., Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 1/15/27		21,517	$ 21,005,544
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 3.876%, (1 mo. USD LIBOR + 1.75%), 1/15/25		25,082	24,628,877
Term Loan, 4.376%, (1 mo. USD LIBOR + 2.25%), 12/1/27		14,000	13,600,107
Core & Main L.P., Term Loan, 4.953%, (USD LIBOR + 2.50%), 7/27/28(10)		12,463	12,069,428
DXP Enterprises, Inc., Term Loan, 7.122%, (1 mo. USD LIBOR + 4.75%), 12/16/27		4,236	4,060,786
Electro Rent Corporation, Term Loan, 7.732%, (3 mo. USD LIBOR + 5.00%), 1/31/24		15,803	15,565,495
Fly Funding II S.a.r.l., Term Loan, 8.512%, (3 mo. USD LIBOR + 6.00%), 10/8/25		549	540,545
Hillman Group, Inc. (The):
Term Loan, 2.93%, (1 mo. USD LIBOR + 2.75%), 7/14/28(11)		875	839,987
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Hillman Group, Inc. (The): (continued)
Term Loan, 5.009%, (1 mo. USD LIBOR + 2.75%), 7/14/28		3,626	$ 3,480,495
Park River Holdings, Inc., Term Loan, 5.527%, (3 mo. USD LIBOR + 3.25%), 12/28/27		10,885	9,710,821
Patagonia Bidco Limited:
Term Loan, 5.94%, (SONIA + 5.00%), 3/5/29	GBP	17,262	18,393,462
Term Loan, 5.94%, (SONIA + 5.00%), 3/5/29	GBP	3,138	3,344,266
Quimper AB, Term Loan, 2.925%, (3 mo. EURIBOR + 2.925%), 2/16/26	EUR	25,175	23,872,697
SiteOne Landscape Supply, LLC, Term Loan, 4.38%, (1 mo. USD LIBOR + 2.00%), 3/23/28		3,440	3,388,367
Spin Holdco, Inc., Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 3/4/28		42,569	39,408,272
SRS Distribution, Inc.:
Term Loan, 6.177%, (SOFR + 3.50%), 6/2/28		5,050	4,825,548
Term Loan, 6.306%, (3 mo. USD LIBOR + 3.50%), 6/2/28		14,361	13,719,364
TricorBraun Holdings, Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 3/3/28		831	790,597
			$ 213,244,658
Wireless Telecommunication Services — 0.3%
CCI Buyer, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 12/17/27		12,139	$ 11,526,550
Digicel International Finance Limited, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 5/28/24		14,094	12,860,808
			$ 24,387,358
Total Senior Floating-Rate Loans (identified cost $8,529,747,535)			$7,877,726,195

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(6)(7)	1,791,400	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(5)(6)(7)	51,888	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(15)	272,518,861	$ 272,518,861
Total Short-Term Investments (identified cost $272,518,861)		$ 272,518,861
Total Investments — 99.3% (identified cost $9,922,889,326)		$9,147,736,388
Less Unfunded Loan Commitments — (0.3)%		$ (24,719,249)
Net Investments — 99.0% (identified cost $9,898,170,077)		$9,123,017,139
Other Assets, Less Liabilities — 1.0%		$ 93,367,605
Net Assets — 100.0%		$9,216,384,744
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $877,948,935 or 9.5% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(3)	When-issued, variable rate security whose interest rate will be determined after July 31, 2022.
(4)	Affiliated company.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Non-income producing security.
(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(8)	Amount is less than 0.05%.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	The stated interest rate represents the weighted average interest rate at July 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2022, the total value of unfunded loan commitments is $21,985,789.
(12)	This Senior Loan will settle after July 31, 2022, at which time the interest rate will be determined.
(13)	Fixed-rate loan.
(14)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	294,066,336	EUR	280,766,698	Standard Chartered Bank	8/2/22	$ 7,108,816	$ —
EUR	20,000,000	USD	21,041,272	Standard Chartered Bank	8/31/22	—	(559,449)
USD	18,647,386	EUR	17,595,625	Bank of America, N.A.	8/31/22	627,862	—
USD	1,480,599	EUR	1,404,375	Standard Chartered Bank	8/31/22	42,391	—
USD	1,058,025	EUR	1,000,000	State Street Bank and Trust Company	8/31/22	33,934	—
USD	286,891,812	EUR	280,766,698	Standard Chartered Bank	9/2/22	—	(678,622)
USD	69,637,095	EUR	65,726,425	Standard Chartered Bank	9/30/22	2,183,210	—
USD	68,686,459	EUR	64,855,876	Standard Chartered Bank	9/30/22	2,126,003	—
USD	1,549,183	EUR	1,500,000	Standard Chartered Bank	9/30/22	9,759	—

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	66,896,926	EUR	63,114,779	State Street Bank and Trust Company	9/30/22	$ 2,123,327	$ —
USD	61,395,713	EUR	57,942,519	State Street Bank and Trust Company	9/30/22	1,930,316	—
USD	2,633,913	EUR	2,500,000	State Street Bank and Trust Company	9/30/22	68,206	—
USD	21,195,007	EUR	20,846,372	State Street Bank and Trust Company	9/30/22	—	(199,262)
USD	2,074,797	GBP	1,700,000	Deutsche Bank AG	9/30/22	1,739	—
USD	53,672,866	GBP	43,955,483	State Street Bank and Trust Company	9/30/22	71,532	—
USD	2,719,152	EUR	2,658,508	Bank of America, N.A.	10/31/22	—	(15,469)
USD	30,084,145	EUR	29,413,186	Bank of America, N.A.	10/31/22	—	(171,152)
USD	46,165,532	EUR	44,963,478	Goldman Sachs International	10/31/22	—	(85,268)
USD	46,160,676	EUR	44,963,479	Goldman Sachs International	10/31/22	—	(90,124)
USD	71,874,487	EUR	70,588,235	Standard Chartered Bank	10/31/22	—	(734,717)
USD	69,995,134	EUR	68,436,761	State Street Bank and Trust Company	10/31/22	—	(400,997)
						$16,327,095	$(2,935,060)
Sector Allocation (% of net assets)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Investments in Affiliated Companies/Funds
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At July 31, 2022, the value of the portfolio's investment in affiliated companies and funds was $281,867,686, which represents 3.1% of the Portfolio's net assets. Transactions in affiliated companies and funds by the Portfolio for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks*
IAP Global Services, LLC(1)(2)(3)	$10,073,588	$ —	$ —	$ —	$(724,763)	$9,348,825	$ —	2,577
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	667,360,691	1,266,262,613	(1,933,540,389)	(82,915)	—	—	381,908	—
Liquidity Fund, Institutional Class(4)	—	1,879,088,332	(1,606,569,471)	—	—	272,518,861	1,153,079	272,518,861
Total				$(82,915)	$(724,763)	$281,867,686	$1,534,987
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Non-income producing security.
(3)	A portion of the shares were acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 281,577,431	$ —	$ 281,577,431
Common Stocks	14,245,336	23,126,561	16,862,411	54,234,308
Convertible Preferred Stocks	—	4,776,480	—	4,776,480
Corporate Bonds	—	603,948,095	—	603,948,095
Exchange-Traded Funds	44,688,520	—	—	44,688,520
Preferred Stocks	—	8,266,498	0	8,266,498
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	7,847,312,244	5,694,702	7,853,006,946
Warrants	—	0	0	—

Floating Rate Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments	$272,518,861	$ —	$ —	$ 272,518,861
Total Investments	$331,452,717	$8,769,007,309	$22,557,113	$9,123,017,139
Forward Foreign Currency Exchange Contracts	$ —	$ 16,327,095	$ —	$ 16,327,095
Total	$331,452,717	$8,785,334,404	$22,557,113	$9,139,344,234
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (2,935,060)	$ —	$ (2,935,060)
Total	$ —	$ (2,935,060)	$ —	$ (2,935,060)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2022 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.